Consolidated Statements Of Comprehensive (Loss)/Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES
Exploration and evaluation expenditures	$ (6,689)	$ (10,078)	$ (21,214)
General and administrative	(15,712)	(14,654)	(21,401)
Share based compensation	(15,055)	(7,229)	(8,399)
Share of (loss)/gain of Cauchari-Olaroz Project	(39,766)	(28,232)	16,211
Share of loss of Arena Minerals	0	0	(677)
Share of loss of Sal de la Puna Project	(256)	(176)	(866)
Total expenses	(77,478)	(60,369)	(36,346)
OTHER ITEMS
Transaction costs	(4,030)	(6,818)	(7,569)
(Loss)/gain on financial instruments measured at fair value	(2,416)	12,530	22,379
Finance and other costs	(31,940)	(25,176)	(22,702)
Foreign exchange (loss)/gain	(693)	2,147	19,579
Loss on JEMSE receivable	(9,261)	0	0
Finance and other income	49,406	51,787	52,899
Other Income Expense	1,066	34,470	64,586
(LOSS)/INCOME FROM CONTINUING OPERATIONS BEFORE TAXES	(76,412)	(25,899)	28,240
Current tax expense	(48)	0	0
Deferred tax (expense)/recovery	(420)	10,659	(10,659)
(LOSS)/INCOME FROM CONTINUING OPERATIONS	(76,880)	(15,240)	17,581
INCOME FROM DISCONTINUED OPERATIONS	0	0	1,270,788
NET (LOSS)/INCOME	(76,880)	(15,240)	1,288,369
ATTRIBUTABLE TO:
Equity holders of Lithium Argentina	(75,449)	(15,234)	1,288,369
Non-controlling interest	(1,431)	(6)	0
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (76,880)	$ (15,240)	$ 1,288,369
Basic earnings per share [abstract]
(Loss)/income continuing per share - basic	$ (0.47)	$ (0.09)	$ 0.11
Income discontinued per share - basic	0	0	8.18
(Loss)/income per share - basic	(0.47)	(0.09)	8.29
Diluted earnings per share [abstract]
(Loss)/income continuing per share - diluted	(0.47)	(0.09)	0.11
Income discontinued per share - diluted	0	0	7.91
(Loss)/income per share - diluted	$ (0.47)	$ (0.09)	$ 8.02
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares outstanding - basic total	162,172	161,338	155,331
Weighted average number of common shares outstanding - diluted total	162,172	161,338	160,630